Issued capital and reserves - Movement in other reserves within equity (Details) - EUR (€) € in Thousands		12 Months Ended
	Aug. 28, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year		€ 71,497	€ 86,967	€ 82,205
Actuarial gain on post-employment benefit obligations		52	(2,162)	428
Tax effect		(108)	(307)	74
Issuance of share capital Global Blue Group Holding A.G.		57,787	(2)
Acquisition of treasury shares		(65)
Exchange of Global Blue management loan notes into shares		0
Effects of the capital reorganization	€ (73,656)	(73,656)
Employee share schemes		1,239
Employee share schemes, settled plan		42,632
Equity award issuance costs		115,113
Shares bought back by Global Blue Group A.G.		(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)		333,385	(4,910)	(3,886)
Equity balance as of end of the year		(100,590)	71,497	86,967
Net other reserves
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year		(11,881)	(1,201)	(5,635)
Currency translation differences		4,763	(8,898)	1,767
Actuarial gain on post-employment benefit obligations		59	(2,100)	467
Tax effect		106	293	(83)
Issuance of share capital Global Blue Group Holding A.G.		(1,495,526)
Acquisition of treasury shares		10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		42,856
Exchange of Global Blue management loan notes into shares		464,162
Effects of the capital reorganization		(978,450)
Employee share schemes		1,239
Employee share schemes, settled plan		42,632
Equity award issuance costs		115,113
Shares bought back by Global Blue Group A.G.		(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)		6,197
Equity balance as of end of the year		(979,205)	(11,881)	(1,201)
Net other reserves | Adjustments due to changes in accounting policies
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year			25	2,283
Equity balance as of end of the year				25
Equity settled shared based payment
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year		0	0	0
Employee share schemes		1,239
Employee share schemes, settled plan		42,632
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)		43,871
Equity balance as of end of the year		43,871	0	0
Other reserve
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year		9,915	9,890	7,607
Issuance of share capital Global Blue Group Holding A.G.		(1,495,526)
Acquisition of treasury shares		10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		42,856
Exchange of Global Blue management loan notes into shares		464,162
Effects of the capital reorganization	€ (978,450)	(978,450)
Employee share schemes, settled plan		(42,632)
Equity award issuance costs		115,113
Shares bought back by Global Blue Group A.G.		(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)		(37,674)
Equity balance as of end of the year		(1,006,208)	9,915	9,890
Other reserve | Adjustments due to changes in accounting policies
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year			25	2,283
Equity balance as of end of the year				25
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year		(19,470)	(10,572)	(12,339)
Currency translation differences		4,763	(8,898)	1,767
Equity balance as of end of the year		(14,707)	(19,470)	(10,572)
Remeasurements of post employment benefit obligations
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year		(2,326)	(519)	(903)
Actuarial gain on post-employment benefit obligations		59	(2,100)	467
Tax effect		106	293	(83)
Equity balance as of end of the year		€ (2,161)	€ (2,326)	€ (519)